KPMG
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337<

Report of Independent Registered Public Accounting Firm
The Audit Committee
Sentry Life Insurance Company
and
The Contract Owners
Sentry Variable Life Account I:

We have audited the accompanying statement of assets and liabilities of Sentry Variable Life Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)), as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account?s management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sentry Variable Life Account I as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
Milwaukee, Wisconsin
February 21, 2014 KPMG LLP

     SENTRY LIFE INSURANCE COMPANY
     Sentry Variable Life Account I
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2013



Assets:

Investments at fair value:

     Janus Aspen Series:
          Aspen Janus Portfolio, 5,482 shares (cost $122,459)                                   $      187,492
          Aspen Enterprise Portfolio, 59,998 shares (cost $2,046,702)                                         3,537,493
          Aspen Forty Portfolio, 4,688 shares (cost $165,385)                                         250,077
          Aspen Global Research Portfolio, 457 shares (cost $13,232)*                                         17,833
          Aspen Balanced Portfolio, 9,854 shares (cost $269,104)                                         298,271

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 64,799 shares (cost $64,799)                                         64,799
          Limited Term Bond Portfolio, 16,373 shares (cost $81,324)                                         80,389

     T. Rowe Price Equity Series, Inc.:
          Equity Income Portfolio, 7,948 shares (cost $154,922)                                         226,129
          Personal Strategy Balanced Portfolio, 77,298 shares (cost $1,358,223)                                         1,648,765

     T. Rowe Price International Series, Inc.:
          International Stock Portfolio, 1,040 shares (cost $14,285)                                         16,346

Total Assets                                             $      6,327,594
Total Liabilities                                                   -

Net Assets                                             $      6,327,594





     See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2013

          Janus Aspen          Janus Aspen          Janus Aspen
          Janus          Enterprise          Forty

Investment Income:
  Dividends           $1,263            $15,873            $1,530

Expenses:
  Mortality and expense risk charges           1,738            33,783            2,269

Net investment income (loss)           (475)           (17,910)           (739)

Realized gains (losses) on investments:
  Realized net investment gain (loss)           6,326            181,835            7,465

  Capital gain distributions received           -              -              -

  Realized gain (loss) on investments and
    capital gain distributions, net           6,326            181,835            7,465

Unrealized appreciation (depreciation), net           36,793            705,162            50,884


Net increase (decrease) in net assets from operations           $42,644            $869,087            $57,610



          For the Year Ended December 31,  2013
          Janus Aspen
          Global          Janus Aspen
            Research*          Balanced

Investment Income:
  Dividends           $214            $4,279

Expenses:
  Mortality and expense risk charges           191            2,774

Net investment income (loss)           23            1,505

Realized gains (losses) on investments:
  Realized net investment gain (loss)           2,108            (811)

  Capital gain distributions received           -              15,765

  Realized gain (loss) on investments and
    capital gain distributions, net           2,108            14,954

Unrealized appreciation (depreciation), net          2,247           28,324


Net increase (decrease) in net assets from operations           $4,378            $44,783


See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2013
                    T. Rowe Price
          T. Rowe Price          Limited Term          T. Rowe Price
          Prime Reserve          Bond          Equity Income

Investment Income:
  Dividends           $-              $1,512            $3,043

Expenses:
  Mortality and expense risk charges           867            1,016            2,029

Net investment income (loss)           (867)           496            1,014

Realized gains (losses) on investments:
  Realized net investment gain (loss)           -              (1,534)           2,417

  Capital gain distributions received           3            -              -

  Realized gain (loss) on investments and
    capital gain distributions, net           3            (1,534)           2,417

Unrealized appreciation (depreciation), net           -             53            44,503


Net increase (decrease) in net assets from operations           $(864)           $(985)           $47,934



          For the Year Ended December 31, 2013
          T. Rowe Price          T. Rowe Price
          Personal Strategy          International
          Balanced          Stock

Investment Income:
  Dividends           $23,399            $135

Expenses:
  Mortality and expense risk charges           16,489            128

Net investment income (loss)           6,910            7

Realized gains (losses) on investments:
  Realized net investment gain (loss)           22,939            361

  Capital gain distributions received           98,393            -

  Realized gain (loss) on investments and
    capital gain distributions, net           121,332            361

Unrealized appreciation (depreciation), net          116,033           1,345


Net increase (decrease) in net assets from operations           $244,275            $1,713


See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31

          Janus Aspen                    Janus Aspen                    Janus Aspen
          Janus                    Enterprise                    Forty
          2013          2012          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(475)           $(867)        $(17,910)        $(31,041)        $(739)           $(395)

  Realized gains (losses) on investments           6,326            5,316        181,835         96,994         7,465       3,216

  Unrealized appreciation (depreciation), net          36,793        22,978       705,162        368,661       50,884      24,605


Net increase (decrease) in net assets from operations          42,644    27,427       869,087      434,614     57,610     27,426

Contract transactions:
  Purchase payments           11,375            11,504            206,496            221,148            8,548            8,422

  Transfers between subaccounts, net            5,667            (29,029)      (52,561)     (35,623)      5,097         41,881

  Withdrawals and surrenders           (24,225)           -       (255,335)       (182,260)           (3,142)           -

  Monthly deductions           (7,722)           (8,128)         (228,960)         (256,723)          (11,914)           (8,511)

  Policy loans           40            137            7,768            22,231            (1,241)           (63)

Net increase (decrease) in net assets
  derived from contract transactions           (14,865)           (25,516)       (322,592)      (231,227)      (2,652)     41,729

Total increase (decrease) in net assets          27,779           1,911     546,495    203,387        54,958            69,155

Net assets at beginning of year          159,713           157,802     2,990,998       2,787,611       195,119        125,964

Net assets at end of year           $187,492            $159,713        3,537,493        $2,990,998      $250,077        $195,119


          For the Years Ended December 31
          Janus Aspen
          Global                    Janus Aspen
             Research*                    Balanced
          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $23            $(97)           $1,505            $3,584

  Realized gains (losses) on investments           2,108            (795)           14,954            13,548

  Unrealized appreciation (depreciation), net           2,247            5,652            28,324            5,163


Net increase (decrease) in net assets from operations           4,378            4,760       44,783    22,295

Contract transactions:
  Purchase payments           1,475            1,798            12,838            13,540

  Transfers between subaccounts, net            167            (16,308)           45,355            2,390

  Withdrawals and surrenders           (3,118)           -              (3,166)           -

  Monthly deductions           (1,993)           (2,533)           (9,866)           (8,712)

  Policy loans           (982)           (48)           54            56

Net increase (decrease) in net assets
  derived from contract transactions           (4,451)           (17,091)           45,215            7,274

Total increase (decrease) in net assets          (73)          (12,331)          89,998            29,569

Net assets at beginning of year           17,906            30,237            208,273            178,704

Net assets at end of year           $17,833            $17,906            $298,271            $208,273



See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31
                              T. Rowe Price
               T. Rowe Price               Limited Term                    T. Rowe Price
          Prime Reserve                    Bond                    Equity Income
          2013          2012          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(867)           $(2,086)           $496         $1,110       $1,014            $1,774

  Realized gains (losses) on investments           3            -           (1,534)         513        2,417            (11,642)

  Unrealized appreciation (depreciation), net           -              -         53          (59)        44,503          32,662


Net increase (decrease) in net assets from operations       864)       (2,086)        (985)      1,564        47,934      22,794

Contract transactions:
  Purchase payments           6,184            9,161            4,812            3,759            6,434            4,867

  Transfers between subaccounts, net            (3,120)       34,986        (25,158)       420          21,149            1,987

  Withdrawals and surrenders           (30,783)           (116,502)       (4,234)      (5,227)         (8,300)           (45,873)

  Monthly deductions           (13,413)           (20,003)           (6,341)           (7,612)           (7,374)           (6,823)

  Policy loans           (1,030)           47            1,312            1,229            265            13,482

Net increase (decrease) in net assets
  derived from contract transactions           (42,162)       (92,311)       (29,609)        (7,431)       12,174        (32,360)

Total increase (decrease) in net assets           (43,026)      (94,397)     (30,594)      (5,867)       60,108           (9,566)

Net assets at beginning of year          107,825           202,222        110,983      116,850        166,021         175,587

Net assets at end of year           $64,799            $107,825        $80,389       $110,983       $226,129           $166,021


          For the Years Ended December 31
          T. Rowe Price                    T. Rowe Price
          Personal Strategy                    International
          Balanced                    Stock
          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $6,910            $13,866            $7            $21

  Realized gains (losses) on investments           121,332            32,952            361            155

  Unrealized appreciation (depreciation), net           116,033            158,923            1,345            1,247


Net increase (decrease) in net assets from operations           244,275      205,741       1,713         1,423

Contract transactions:
  Purchase payments           57,101            48,178            1,488            1,135

  Transfers between subaccounts, net            (1,872)           (684)           5,276            -

  Withdrawals and surrenders           (146,984)           (196,934)           -              -

  Monthly deductions           (79,575)           (86,213)           (1,583)           (1,310)

  Policy loans           5,589            84,722            (253)           55

Net increase (decrease) in net assets
  derived from contract transactions           (165,741)           (150,931)           4,928            (120)

Total increase (decrease) in net assets          78,534           54,810           6,641           1,303

Net assets at beginning of year          1,570,231           1,515,421            9,705            8,402

Net assets at end of year           $1,648,765            $1,570,231            $16,346            $9,705



See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 and 2012

1.       Organization

     The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance
     Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account was established by the Company on
     February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987.  The Company discontinued new sales of variable life insurance contracts on October 13, 2003.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series,
     Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

     The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.
     A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.

2.     Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

     Valuation of Investments

     Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2013.
     The Funds value their investment securities at fair value.

     The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
     That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is  not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally
     requires these investments to be measured at fair value.   Additionally,  the guidance provided  updated disclosures
     for investments  within its scope and noted that if the investor can redeem  the investment with  the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.
     If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     Policy Loans

     The Policy may be used to secure a loan from the Company.  The maximum loan amount is 90% of the Policy's cash value minus the full surrender charge.

     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time
     (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of
     Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

     Susequent Events

     In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2013 through February 21, 2014, the date the financial statements were issued.  No significant subsequent events were identified.

3.     Purchases and Sales of Securities

     In 2013, purchases and proceeds on sales of the Funds' shares were as follows:

                                                       Proceeds
                                             Purchases          on Sales
     Janus Aspen Janus Portfolio                                         $19,622            $34,957
     Janus Aspen Enterprise Portfolio                                        323,283           663,786
     Janus Aspen Forty Portfolio                                        15,235           18,626
*     Janus Aspen Global Research Portfolio                                        2,977           7,407
     Janus Aspen Balanced Portfolio                                        86,655           24,173
     T. Rowe Price Prime Reserve Portfolio                                        6,753           49,779
     T. Rowe Price Limited Term Bond Portfolio                                        23,282           52,394
     T. Rowe Price Equity Income Portfolio                                        30,950           17,762
     T. Rowe Price Personal Strategy Balanced Portfolio                                        192,650           253,088
     T. Rowe Price International Stock Portfolio                                        7,007           2,071
         Total                                         $708,414            $1,124,043

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     In 2012, purchases and proceeds on sales of the Funds' shares were as follows:
                                                       Proceeds
                                             Purchases          on Sales
     Janus Aspen Janus Portfolio                                         $15,775            $39,120
     Janus Aspen Enterprise Portfolio                                         252,507            514,772
     Janus Aspen Forty Portfolio                                         72,916            31,583
     Janus Aspen Worldwide Growth Portfolio                                         2,033            19,220
     Janus Aspen Balanced Portfolio                                         42,047            17,144
     T. Rowe Price Prime Reserve Portfolio                                         46,222            140,619
     T. Rowe Price Limited Term Bond Portfolio                                         9,516            15,614
     T. Rowe Price Equity Income Portfolio                                         25,697            56,284
     T. Rowe Price Personal Strategy Balanced Portfolio                                         214,191            308,411
     T. Rowe Price International Stock Portfolio                                         1,382            1,483
         Total                                         $682,286            $1,144,250


     *Formerly Janus Aspen Worldwide Growth Portfolio


4.     Expenses and Related Party Transactions

     A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable
     Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account.  These charges compensate the
     Company for assuming these risks under the variable life contract.  Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 7).

     At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units.  This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee.  The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

     The Company deducts a front-end sales expense charge of 5.0% from each premium payment.  A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy.  The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

     The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity.
     Premium taxes up to 4.0% are imposed by certain states.

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered by the Variable Account.
This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally  from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

                    Level 1          Level 2          Level 3          Total
Variable Account Investments                     -            $6,327,594            -            $6,327,594

The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012


6.     Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                   Units          Units          Net Increase
                                   Issued          Redeemed          (Decrease)
     Janus Aspen Janus Portfolio                               2,107            3,967            (1,860)
     Janus Aspen Enterprise Portfolio                               6,997            14,404            (7,407)
     Janus Aspen Forty Portfolio                               1,078            1,305            (227)
*     Janus Aspen Global Research Portfolio                               371            951            (580)
     Janus Aspen Balanced Portfolio                               3,752            1,180            2,572
     T. Rowe Price Prime Reserve Portfolio                               350            2,536            (2,186)
     T. Rowe Price Limited Term Bond Portfolio                               789            1,861            (1,072)
     T. Rowe Price Equity Income Portfolio                               1,362            786            576
     T. Rowe Price Personal Strategy Balanced Portfolio                               1,208            4,102            (2,894)
     T. Rowe Price International Stock Portfolio                               638            177            461

     The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   Units          Units          Net Increase
                                   Issued          Redeemed          (Decrease)
     Janus Aspen Janus Portfolio                               1,589            4,889            (3,300)
     Janus Aspen Enterprise Portfolio                               6,812            13,041            (6,229)
     Janus Aspen Forty Portfolio                               6,321            2,731            3,590
     Janus Aspen Worldwide Growth Portfolio                               294            2,992            (2,698)
     Janus Aspen Balanced Portfolio                               1,403            959            444
     T. Rowe Price Prime Reserve Portfolio                               2,377            7,141            (4,764)
     T. Rowe Price Limited Term Bond Portfolio                               252            521            (269)
     T. Rowe Price Equity Income Portfolio                               1,375            3,511            (2,136)
     T. Rowe Price Personal Strategy Balanced Portfolio                               2,701            5,578            (2,877)
     T. Rowe Price International Stock Portfolio                               129            143            (14)

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

7.       Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio         18,836        $9.95          $187            1.05      %      0.76    %      28.98      %
     Janus Aspen Enterprise Portfolio    68,798        51.42          3,537            1.05            0.49            31.00
     Janus Aspen Forty Portfolio         17,130        14.60            250            1.05            0.70            29.86
*     Janus Aspen Global Research Portfolio    2,100    8.49           18            1.05            1.19            27.09
     Janus Aspen Balanced Portfolio            15,156        19.68         298         1.05            1.59            18.91
     T. Rowe Price Prime Reserve Portfolio      3,381      19.17        65            1.05            -              (1.04)
     T. Rowe Price Limited Term Bond Portfolio     2,914         27.59        80          1.05          1.58            (0.92)
     T. Rowe Price Equity Income Portfolio          10,024      22.56      226          1.05          1.56            28.38
     T. Rowe Price Personal Strategy Balanced Portfolio     25,976     63.47      1,649     1.05      1.49            16.70
     T. Rowe Price International Stock Portfolio      1,396    11.71       16         1.05            1.08            12.86


     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio        20,696        $7.72         $160          1.05      %      0.55      %      17.35      %
     Janus Aspen Enterprise Portfolio   76,205       39.25          2,991            1.05            -              16.07
     Janus Aspen Forty Portfolio        17,357       11.24          195            1.05            0.80            22.86
     Janus Aspen Worldwide Growth Portfolio      2,680      6.68        18           1.05            0.72            18.83
     Janus Aspen Balanced Portfolio              12,584     16.55       208            1.05            2.87            12.43
     T. Rowe Price Prime Reserve Portfolio       5,567     19.37          108            1.05            -              (1.05)
     T. Rowe Price Limited Term Bond Portfolio    3,986      27.85       111            1.05            2.04            1.39
     T. Rowe Price Equity Income Portfolio          9,448     17.57       166          1.05            2.09            15.93
     T. Rowe Price Personal Strategy Balanced Portfolio     28,870       54.39      1,570      1.05        1.94         13.94
     T. Rowe Price International Stock Portfolio         935       10.38         10         1.05        1.29         17.20

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.


*     Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio         23,996        $6.58         $158            1.05      %      0.59      %      (6.28)     %
     Janus Aspen Enterprise Portfolio       82,434         33.82        2,788      1.05            -              (2.44)
     Janus Aspen Forty Portfolio            13,767        9.15         126            1.05            0.37            (7.66)
     Janus Aspen Worldwide Growth Portfolio    5,378      5.62         30            1.05            0.58            (14.63)
     Janus Aspen Balanced Portfolio            12,140     14.72       179            1.05            2.68            0.61
     T. Rowe Price Prime Reserve Portfolio     10,331        19.57        202         1.05            -              (1.03)
     T. Rowe Price Limited Term Bond Portfolio    4,255      27.46        117         1.05         2.39            0.54
     T. Rowe Price Equity Income Portfolio           11,584        15.16       176        1.05        1.76           (1.74)
     T. Rowe Price Personal Strategy Balanced Portfolio    31,747         47.73        1,515        1.05        1.71       (1.36)
     T. Rowe Price International Stock Portfolio       949       8.86       8        1.05        1.40           (13.74)


     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio       25,540        $7.02          $179            1.05      %      1.12      %      13.31      %
     Janus Aspen Enterprise Portfolio   90,384      34.66           3,133            1.05            0.07            24.53
     Janus Aspen Forty Portfolio         15,803       9.91           157            1.05            0.39            5.62
     Janus Aspen Worldwide Growth Portfolio      6,487      6.59        43            1.05            0.62            14.62
     Janus Aspen Balanced Portfolio             12,576     14.63         184            1.05            2.85            7.22
     T. Rowe Price Prime Reserve Portfolio      10,858     19.78        215            1.05            0.12            (0.93)
     T. Rowe Price Limited Term Bond Portfolio   4,061      27.32      111            1.05            2.86            2.02
     T. Rowe Price Equity Income Portfolio       11,277       15.43       174        1.05          1.94           13.81
     T. Rowe Price Personal Strategy Balanced Portfolio      35,529      48.39     1,719      1.05       2.35         12.52
     T. Rowe Price International Stock Portfolio       1,679        10.26       17       1.05        0.95          13.25

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio        25,441          $6.19            $158            1.05      %      0.54      %      34.94
     Janus Aspen Enterprise Portfolio    100,769       27.83           2,805            1.05            -              43.32
     Janus Aspen Forty Portfolio           13,520     9.38           127            1.05            0.04            44.82
     Janus Aspen Worldwide Growth Portfolio        6,410         5.75        37           1.05            1.47            36.27
     Janus Aspen Balanced Portfolio            12,361      13.65        169            1.05            3.08            24.58
     T. Rowe Price Prime Reserve Portfolio        12,626       19.96         252          1.05            0.39            (0.66)
     T. Rowe Price Limited Term Bond Portfolio     3,965          26.77         106          1.05            3.53            7.16
     T. Rowe Price Equity Income Portfolio         11,157        13.55         151         1.05            2.02            24.29
     T. Rowe Price Personal Strategy Balanced Portfolio       39,164         43.00     1,684         1.05       2.15       30.75
     T. Rowe Price International Stock Portfolio             1,719         9.06        16        1.05        1.39          50.81

#     Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.



8.       Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h)
     .  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the
     Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.